Financial Instruments - Additional Information (Detail)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AUD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 AUD ($)
Financial Instruments [Line Items]
Cash	$ 33,101,294		$ 19,341,756
Current liabilities	3,103,386		19,373,903
Other loans payables current and non current	0		62,709
Cash on hand	33,101,294		19,341,756
Accounts payable current	376,541		1,292,128
Impact on profit loss due to change in exchange rates	336,426	$ 17,810	542,102	$ 10,710
Payable towards royalty and others current	0		5,000,000
Accounts payable and accrued liabilities	3,031,527	120,361	3,921,875	63,509
Account receivable current	258,074		153,749
Currency Risk [Member]
Financial Instruments [Line Items]
Cash on hand	$ 3,740,799	$ 149,736	$ 933,816	$ 67,124
Canada, Dollars [Member]
Financial Instruments [Line Items]
Foreign exchange rate translation	1.4389	1.4389	1.3226	1.3226
Percentage increase in significant unobservable inputs liabilities	10.00%	10.00%
Canada, Dollars [Member] | Currency Risk [Member]
Financial Instruments [Line Items]
Foreign exchange rate translation	0.8915	0.8915	0.9001	0.9001